Subsidiaries - Summarized Financial Information of Subsidiary with Material Non-controlling Interests (Parenthetical) (Detail) - China Southern Air Logistics Co., Ltd. [member]	Dec. 24, 2020
Bottom of range [member]
Disclosure of Operating Profit [line items]
Percentage of voting equity interests acquired	55.00%
Top of range [member]
Disclosure of Operating Profit [line items]
Percentage of voting equity interests acquired	100.00%